STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		7 Months Ended
	Sep. 09, 2020	Dec. 31, 2020
Sale of units (in shares)		11,500,000
Sale of private placements units (in shares)		405,000
Over-allotment
Sale of units (in shares)	1,500,000